Note 23: Subsequent Events	6 Months Ended
Nov. 30, 2013
Notes
Note 23: Subsequent Events

NOTE 23: SUBSEQUENT EVENTS

The Company issued 90,000,000 shares on December 3, 2013 for 9,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012. The issuance of the common stock was exempt from registration under Section 3(a)(9) of the Securities Act.

The Company issued 34,333,333 shares on December 11, 2013 for $2,060 pursuant to the conversion of a Convertible Promissory Note dated May 2, 2013. The issuance of the common stock was exempt from registration under Section 3(a)(9) of the Securities Act.

The Company issued 34,000,000 shares on December 12, 2013 for $1,700 pursuant to the conversion of a Convertible Promissory Note dated June 5, 2013. The issuance of the common stock was exempt from registration under Section 3(a)(9) of the Securities Act.

On December 16, 2013 the Company filed an amended Registration Statement, Form S-1/A,  registering  the shares of common stock of the Company as follows:

1. 33,333,334 shares of the Company's common stock (the “Put Shares”) that the Company will put to AGS pursuant to Financing Agreement between AGS and the Company, dated November 27, 2013, and
2. 4,081,633 commitment shares of the Company's common stock the Company paid to AGS as a fee for providing the facility.

In the event of stock splits, stock dividends, or similar transactions involving the common stock, the number of common shares registered shall, unless otherwise expressly provided, automatically be deemed to cover the additional securities to be offered or issued pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”). In the event that adjustment provisions of the Drawdown Agreement require the registrant to issue more shares than are being registered in this registration statement, for reasons other than those stated in Rule 416 of the Securities Act of 1933, as amended, the Company will file a new registration statement to register those additional shares. Refer to NOTE 22: FINANCING AGREEMENTS for detailed information on the Financing Agreement with AGS.

The Company issued 34,333,333 shares on December 16, 2013 for $2,060 pursuant to the conversion of a Convertible Promissory Note dated May 2, 2013. The issuance of the common stock was exempt from registration under Section 3(a)(9) of the Securities Act.

The Company issued 100,000,000 shares on December 18, 2013 for $10,000 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012. The issuance of the common stock was exempt from registration under Section 3(a)(9) of the Securities Act.

The Company issued 46,500,000 shares on December 23, 2013 for $2441 pursuant to the conversion of a Convertible Promissory Note dated July 2, 2013. The issuance of the common stock was exempt from registration under Section 3(a)(9) of the Securities Act.

The Company issued 122,830,000 shares on January 6, 2014 for $12,238 pursuant to the conversion of a Convertible Promissory Note dated October 19, 2012. The issuance of the common stock was exempt from registration under Section 3(a)(9) of the Securities Act.

The Company issued 56,000,000 shares on January 16, 2014 for $2,800 pursuant to the conversion of a Convertible Promissory Note dated June 5, 2013. The issuance of the common stock was exempt from registration under Section 3(a)(9) of the Securities Act.

On January 16, 2014 the Company filed an amended Registration Statement, Form S-1/A,  registering  the shares of common stock of the Company as follows:

1. 33,333,334 shares of the Company's common stock (the “Put Shares”) that the Company will put to AGS pursuant to Financing Agreement between AGS and the Company, dated November 27, 2013, and
2. 4,081,633 commitment shares of the Company's common stock the Company paid to AGS as a fee for providing the facility.

In the event of stock splits, stock dividends, or similar transactions involving the common stock, the number of common shares registered shall, unless otherwise expressly provided, automatically be deemed to cover the additional securities to be offered or issued pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”). In the event that adjustment provisions of the Drawdown Agreement require the registrant to issue more shares than are being registered in this registration statement, for reasons other than those stated in Rule 416 of the Securities Act of 1933, as amended, the Company will file a new registration statement to register those additional shares. Refer to NOTE 22: FINANCING AGREEMENTS for detailed information on the Financing Agreement with AGS.